Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INSTITUTIONAL TRUST
Prospectus Date	rr_ProspectusDate	Dec. 27, 2013
Investor | Western Asset Institutional AMT Free Municipal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Western Asset Institutional AMT Free Municipal Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks current income that is exempt from federal income tax to the extent consistent with preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Investor Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund is a money market fund that, under normal circumstances, will invest substantially all of its assets in short-term high quality municipal securities whose interest is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality.

The interest paid on municipal securities purchased by the fund is excluded from gross income for regular federal income tax purposes, and, as noted above, will not typically be subject to the federal alternative minimum tax. As a result, the rate of interest paid on these securities normally is lower than the rate of interest paid on fully taxable securities.

Under normal circumstances, the fund must invest at least 80% of its net assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Although the fund will ordinarily not invest in securities the interest on which is subject to regular federal income tax or the federal alternative minimum tax, when the subadviser believes that suitable AMT-free municipal securities are not available, the fund may temporarily invest up to 20% of its assets in investments that pay interest that may be subject to federal income tax or the federal alternative minimum tax. In addition, the fund may depart from its principal investment strategies in response to unusually adverse market, economic or political conditions, as described under “More on the funds’ investment strategies, investments and risks—Defensive investing” in this Prospectus.

		As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in municipal securities and interests in municipal securities that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.
Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. In a situation where the fund would otherwise break the buck, the fund could maintain a $1.00 per share net asset value by reducing the number of shares owned by each shareholder, which would have the same economic effect on a shareholder as breaking the buck.

You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you do not lose money on your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term municipal debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. General market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the fund, or its yield, to decline. The value of your investment may also go down when interest rates rise.

Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. In particular, changes have been proposed to the rules governing money market funds that, if adopted, would have a significant impact on the way that certain money market funds operate. The impact of these changes and proposed changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Tax risk. The income on the fund’s municipal securities could become subject to federal income tax due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in municipal securities and interests in municipal securities that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Risks relating to investments in municipal securities. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. In recent periods an increasing number of municipal issuers in the United States have defaulted on obligations and commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

		These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. In a situation where the fund would otherwise break the buck, the fund could maintain a $1.00 per share net asset value by reducing the number of shares owned by each shareholder, which would have the same economic effect on a shareholder as breaking the buck.

		You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you do not lose money on your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Shares, a class of the fund that is invested in the same portfolio of securities as Investor Shares. The table shows the average annual total returns of Institutional Shares. No performance information is presented for Investor Shares because there were no Investor Shares outstanding during the calendar years shown. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

		The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year for Institutional Shares, a class of the fund that is invested in the same portfolio of securities as Investor Shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926 or 1-203-703-6002
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best Quarter (09/30/2007): 0.88 Worst Quarter (09/30/2012): 0.01 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2013, was 0.03
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The bar chart shows changes in the fund’s performance from year to year for Institutional Shares, a class of the fund that is invested in the same portfolio of securities as Investor Shares. The table shows the average annual total returns of Institutional Shares. No performance information is presented for Investor Shares because there were no Investor Shares outstanding during the calendar years shown. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) (for periods ended December 31, 2012)
Investor | Western Asset Institutional AMT Free Municipal Money Market Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.40%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.35%
1 year	rr_ExpenseExampleYear01	$ 36
3 years	rr_ExpenseExampleYear03	118
5 years	rr_ExpenseExampleYear05	214
10 years	rr_ExpenseExampleYear10	$ 495
Investor | Western Asset Institutional AMT Free Municipal Money Market Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003	0.89%
2004	rr_AnnualReturn2004	1.04%
2005	rr_AnnualReturn2005	2.23%
2006	rr_AnnualReturn2006	3.27%
2007	rr_AnnualReturn2007	3.47%
2008	rr_AnnualReturn2008	2.16%
2009	rr_AnnualReturn2009	0.38%
2010	rr_AnnualReturn2010	0.19%
2011	rr_AnnualReturn2011	0.16%
2012	rr_AnnualReturn2012	0.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 year	rr_AverageAnnualReturnYear01	0.05%
5 years	rr_AverageAnnualReturnYear05	0.59%
10 years	rr_AverageAnnualReturnYear10	1.38%

[1]	"Other expenses" for Investor Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.35% for Investor Shares. This arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees' consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limit described above.